Property and Equipment - Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of year	$ 539	$ 483
Liabilities incurred	25	50
Liabilities settled	(16)	(67)
Accretion expense	27	24
Changes in estimated cash flows	(13)	49
Asset retirement obligations, end of year	562	539
Asset retirement costs capitalized, net	220	258
Other current liabilities
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of year	16
Asset retirement obligations, end of year	3	16
Other long-term liabilities
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of year	523
Asset retirement obligations, end of year	$ 559	$ 523